UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324
Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Tax-Free Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2007

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Tax-exempt long-term bonds 101.44%					$479,354,356

(Cost $441,136,246)

Arizona 0.47%					2,239,496

Arizona Health Facilities Auth,
Rev Ref Phoenix Memorial Hosp
(G)(H)	Zero %	06-01-21	D	$2,150	43,000
Maricopa County Industrial Development Auth,
Rev Mtg Back Secs Prog Ser 1998B	6.200	12-01-30	Aaa	320	322,646
Navajo County Industrial Development Auth,
Rev Stone Container Corp Proj (G)	7.200	06-01-27	B	1,000	1,021,500
Phoenix Civic Improvement Corp District,
Rev Conc Cap Apprec Civic Plaza
Ser 2005B (Zero to 7-1-13 then
5.500%) (O)	Zero	07-01-28	AAA	1,000	852,350

California 23.34%					110,302,004

California Pollution Control Financing Auth,
Rev Chemical Waste Mgmt Inc Proj
Ser 2005C	5.125	11-01-23	BBB	3,000	3,074,130
California, State of,
Gen Oblig Unltd	5.125	04-01-23	A+	2,000	2,110,000
Foothill/Eastern Transportation Corridor
Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-25	BBB-	5,000	1,839,650
Rev Toll Rd Cap Apprec Sr Lien
Ser 1995A	Zero	01-01-19	AAA	30,000	18,203,100
Rev Toll Rd Sr Lien Ser 1995A	6.000	01-01-16	AAA	19,800	20,896,524
Golden State Tobacco Securitization Corp,
Rev Ref Asset Backed Bond
Ser 2007A-2	Zero	06-01-37	BBB	5,000	3,788,350
Madera, County of,
Rev Cert of Part Valley Childrens
Hosp	6.500	03-15-15	AAA	13,185	14,913,290
Millbrae, City of,
Rev Magnolia of Milbrae Proj
Ser 1997A (G)	7.375	09-01-27	BB	1,750	1,809,448
Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr
Ser 1999A (G)	6.250	01-01-30	BB+	4,000	4,143,000
San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin
Proj	5.500	08-01-17	AAA	9,130	9,896,555
Rev Ref Cert of Part Med Ctr Fin
Proj	5.500	08-01-22	A+	2,500	2,720,700
San Diego Redevelopment Agency,
Rev Tax Alloc City Heights Proj
Ser 1999A (G)	5.750	09-01-23	BB	25	25,632

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

San Joaquin Hills Transportation Corridor
Agency,
Rev Toll Rd Conv Cap Apprec
Ser 1997A	5.650	01-15-17	BB-	10,000	10,564,200
Rev Toll Rd Jr Lien	Zero	01-01-10	AAA	6,250	5,665,063
Rev Toll Rd Sr Lien	Zero	01-01-14	AAA	5,000	3,842,500
Rev Toll Rd Sr Lien	Zero	01-01-17	AAA	4,900	3,283,882
Rev Toll Rd Sr Lien	Zero	01-01-20	AAA	2,000	1,159,440
Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg
Facil Ser 1994A	6.250	07-01-19	AAA	2,000	2,366,540

Colorado 0.89%					4,227,440

E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-34	BBB-	7,000	1,015,070
Northwest Parkway Public Highway Auth,
Rev 1st Tier Sub Ser 2001D	7.125	06-15-41	CCC	3,000	3,212,370

Delaware 0.68%					3,200,010

Charter MAC Equity Issuer Trust,
Preferred Tax Exempt Shares
Ser A-4-1 (S)	5.750	04-30-15	A3	3,000	3,200,010

Florida 5.70%					26,944,020

Aberdeen Community Development District,
Rev Spec Assessment (G)	5.500	05-01-36	BB+	2,250	2,275,673
Bonnet Creek Resort Community Development
District,
Rev Spec Assessment (G)	7.375	05-01-34	BB+	1,500	1,632,465
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,000	1,092,010
Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog
Ser 2000A (G)	7.850	08-15-31	AA	3,500	3,971,905
Rev Student Hsg Cap Projs Ln Prog
Ser 2001G (G)	9.125	10-01-11	BBB	900	941,292
Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2003A	8.950	10-01-33	AAA	3,000	3,634,530
Crossings at Fleming Island Community
Development,
Rev Ref Spec Assessment
Ser 2000C (G)	7.100	05-01-30	BBB-	1,000	1,062,140
Hernando, County of,
Rev Criminal Justice Complex	7.650	07-01-16	AAA	500	637,390
Midtown Miami Community Development District,
Rev Spec Assessment Ser 2004A (G)	6.000	05-01-24	BB	1,750	1,874,408
Orange County School Board,
Rev Ref Cert of Part Ser 1997A	Zero	08-01-13	Aaa	5,000	3,895,300
Orlando Urban Community Development District,
Rev Spec Assessment Cap Imp
Ser 2001A (G)	6.950	05-01-33	BB+	2,500	2,689,150
Orlando Utilities Commission,
Rev Ref Wtr & Elec Sys Sub
Ser 1989D	6.750	10-01-17	AA	2,200	2,580,182
Stoneybrook West Community Development
District,
Rev Spec Assessment Ser 2000A (G)	7.000	05-01-32	BBB	410	436,215
Rev Spec Assessment Ser 2000B (G)	6.450	05-01-10	BBB	220	221,360

Georgia 4.98%					23,549,199

Atlanta, City of,
Rev Tax Alloc Eastside Proj
Ser 2005B (G)	5.600	01-01-30	BB+	1,000	1,034,210

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

Georgia Municipal Electric Auth,
Rev Preref Ser 1993Z	5.500	01-01-20	AAA	150	162,933
Rev Preref Ser 1998Y	6.500	01-01-17	AAA	60	68,828
Rev Ref Pwr Ser 1993BB	5.700	01-01-19	A+	1,000	1,098,840
Rev Ref Pwr Ser 1993C	5.700	01-01-19	AAA	5,000	5,669,550
Rev Ref Pwr Ser 1994EE	7.250	01-01-24	AAA	2,000	2,687,220
Rev Ref Pwr Ser 1998Y	6.500	01-01-17	AAA	145	166,866
Rev Unref Bal Ser 1993Z	5.500	01-01-20	AAA	5,690	6,218,829
Rev Unref Bal Ser 1998Y	6.500	01-01-17	AAA	4,635	5,329,833
Monroe County Development Auth,
Rev Ref Poll Control Oglethorpe
Pwr Corp Scherer Ser 1992A	6.800	01-01-12	A	1,000	1,112,090

Illinois 7.12%					33,645,754

Chicago Board of Education,
Rev Ref Ser 2005A	5.500	12-01-26	AAA	5,290	6,122,276
Chicago, City of,
Gen Oblig Tax Alloc Jr Pilsen
Redev Ser 2004B (G)	6.750	06-01-22	BBB+	3,000	3,261,870
Illinois Development Finance Auth,
Rev Ref Commonwealth Edison Co
Proj	5.850	01-15-14	AAA	3,000	3,303,090
Rev Landing at Plymouth Place
Proj Ser 2005A (G)	6.000	05-15-37	BB	1,000	1,060,120
Kane County Community School District No. 304,
Gen Oblig Unltd Cap Apprec
Ser 2004A	Zero	01-01-17	Aaa	4,705	3,123,744
Lake County Community Unit School District No.
95,
Gen Oblig Unltd Cap Apprec Lake
Zurich	Zero	12-01-18	AAA	3,000	1,825,020
Metropolitan Pier & Exposition Auth,
Rev Cap Apprec McCormick Pl Expn
Ser 1993A	Zero	06-15-15	AAA	1,500	1,070,985
Rev Ref Cap Apprec McCormick Proj	Zero	06-15-15	AAA	1,000	713,990
Rev Ref Cap Apprec McCormick Proj
Ser 1996A	Zero	12-15-16	AAA	2,330	1,552,782
Round Lake Beach, Village of,
Rev Ref Special Tax Service Area
No. 1	5.500	03-01-32	AAA	2,000	2,174,400
Rev Spec Tax Lakewood Grove Spec
Serv Area No. 1 (G)	6.700	03-01-33	BBB-	1,000	1,133,880
Southern Illinois University,
Rev Cap Apprec Housing & Auxilary
Sys Ser 1993A	Zero	04-01-15	AAA	1,000	721,430
Will County Community Unit School District No.
201,
Gen Oblig Cap Apprec Crete-Monee	Zero	11-01-16	Aaa	2,900	1,946,654
Will County Community Unit School District No.
365,
Gen Oblig Cap Apprec Comp Int
Ser 1997B	Zero	11-01-14	AAA	3,510	2,588,239
Gen Oblig Unltd Ref	Zero	11-01-21	AAA	5,780	3,047,274

Indiana 0.22%					1,035,640

Vanderburgh County Redevelopment Commission,
Rev Dist Tax Increment	5.000	02-01-26	A-	1,000	1,035,640

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

Iowa 1.19%					5,643,465

Iowa Finance Auth,
Rev Ref Hlth Facil Care
Initiatives Proj Ser 2006 A	5.500	07-01-21	BBB-	1,250	1,297,900
Rev Ref Hlth Facil Care
Initiatives Proj Ser 2006 A	5.500	07-01-25	BBB-	1,250	1,298,825
Iowa Tobacco Settlement Auth,
Rev Asset Backed Bond Cap Apprec
Ser 2005B	Zero	06-01-34	BBB	3,000	3,046,740

Kansas 0.33%					1,551,420

Wyandotte, County of,
Rev Ref Sales Tax 2nd Lien Area B	5.000	12-01-20	BBB-	1,500	1,551,420

Kentucky 1.19%					5,602,119

Kentucky Economic Development Finance Auth,
Rev Preref Norton Healthcare
Ser 2000C	6.100	10-01-21	AAA	1,770	1,994,047
Rev Unref Bond Balance Norton
Ser 2000C	6.100	10-01-21	AAA	3,230	3,608,072

Lousiana 0.16%					768,041

Jefferson Parish Home Mortgage Auth,
Rev Ref Single Family Mtg
Ser 1999B	6.750	06-01-30	Aaa	760	768,041

Maryland 0.89%					4,181,560

Municipal Mortgage & Equity LLC,
Bond (S)	6.875	06-30-49	A3	4,000	4,181,560

Massachusetts 7.63%					36,039,718

Massachusetts Bay Transportation Auth,
Rev Ref Cap Apprec Ser 2007A-2	Zero	07-01-26	AAA	18,595	7,465,335
Rev Ref Sales Tax Ser 2005B	5.500	07-01-28	AAA	5,000	5,818,500
Massachusetts, Commonwealth of,
Gen Oblig Unltd Ref Ser 2004C	5.500	12-01-24	AAA	8,000	9,225,760
Massachusetts Health & Educational Facilities
Auth,
Rev Civic Investments Inc
Ser 2002B (G)	9.200	12-15-31	BB	3,500	4,322,010
Rev Ref Partners Healthcare Sys
Ser 2001C	5.750	07-01-32	AA	2,000	2,141,340
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton
Group Properties	8.000	09-01-27	AAA	1,305	1,355,673
Massachusetts Water Pollution Abatement Trust,
Rev Unref Bal Ser 1994A	6.375	02-01-15	AAA	75	75,150
Massachusetts Water Resource Auth,
Rev Ref Gen Ser 2007B	5.250	08-01-27	AAA	5,000	5,635,950

Michigan 0.23%					1,091,110

Kent Hospital Finance Auth,
Rev Met Hosp Proj Ser 2005A	6.000	07-01-35	BBB	1,000	1,091,110

Minnesota 0.79%					3,750,875

St. Cloud, City of,
Rev Ref St Cloud Hosp Oblig Group
Ser 2000A	5.875	05-01-30	Aaa	2,000	2,118,320
St. Paul Housing & Redevelopment Auth,
Rev Healtheast Hosp Proj	6.000	11-15-35	BB+	1,500	1,632,555

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

Missouri 0.23%					1,079,179

Fenton, City of,
Rev Ref Tax Increment Imp Gravois
Bluffs (G)	7.000	10-01-21	AAA	955	1,079,179

Nebraska 0.29%					1,366,668

Omaha Public Power District,
Rev Ref Elec Imp Ser 1992B	6.200	02-01-17	Aa2	1,200	1,366,668

Nevada 0.01%					25,059

Nevada, State of,
Gen Oblig Ltd Unref Bal Ser 1992A	6.750	07-01-09	AA+	25	25,059

New Hampshire 0.29%					1,353,825

New Hampshire Health & Education Facilities
Auth,
Rev Exeter Proj	6.000	10-01-24	A+	1,250	1,353,825

New Jersey 4.71%					22,249,308

New Jersey Economic Development Auth,
Rev Cigarette Tax	5.500	06-15-24	BBB	3,000	3,137,970
Rev Ref Newark Airport Marriot
Hotel	7.000	10-01-14	Ba1	2,000	2,066,340
New Jersey Health Care Facilities Financing
Auth,
Rev Care Institute Inc Cherry
Hill Proj (G)	8.000	07-01-27	B-	1,120	1,140,608
New Jersey Tobacco Settlement Financing Corp,
Rev Asset Backed Bond	6.750	06-01-39	AAA	5,000	5,750,050
Rev Asset Backed Bond	6.250	06-01-43	AAA	4,000	4,494,040
New Jersey Transportation Trust Fund Auth,
Rev Ref Trans Sys Ser 2006A	5.500	12-15-23	AA-	5,000	5,660,300

New Mexico 0.43%					2,050,100

Farmington, City of,
Rev Ref Poll Control Tucson Elec
Pwr Co Ser 1997A	6.950	10-01-20	B+	2,000	2,050,100

New York 9.56%					45,174,385

Nassau County Industrial Development Agency,
Rev Ref Civic Facil North Shore
Hlth Sys Projs Ser 2001B	5.875	11-01-11	A3	610	637,560
New York City Industrial Development Agency,
Rev American Airlines JFK Intl
Arpt	7.625	08-01-25	B	2,500	2,978,025
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250	03-01-15	BB+	2,000	2,110,820
Rev Ref Terminal One Group Assn
Proj	5.500	01-01-24	BBB+	1,500	1,607,970
New York City Municipal Water Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AA+	365	391,200
Rev Unref Bal Wtr & Swr Sys
Ser 2000B	6.000	06-15-33	AA+	375	400,133
New York City Transitional Finance Auth,
Rev Ref Future Tax Sec Ser 2002A
(Zero to 11-1-11 then 14.000%) (O)	Zero	11-01-29	AAA	5,000	4,181,300
New York Liberty Development Corp,
Rev Goldman Sachs Headquarters	5.250	10-01-35	AA-	4,425	4,915,202
Rev National Sports Museum Proj
Ser 2006A (G)	6.125	02-15-19	BB-	1,000	1,046,270

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

New York State Dormitory Auth,
Rev City Univ Sys Consol 2nd
Generation Ser 1993A	5.750	07-01-09	AA-	1,000	1,028,020
Rev Personal Income Tax Ser 2005F	5.000	03-15-30	AAA	4,000	4,183,400
Rev Preref Ser 1990B	7.500	05-15-11	AA-	160	173,437
Rev Ref State Univ Edl Facil
Ser 1993A	5.500	05-15-19	AA-	1,000	1,108,270
Rev Unref Bal Ser 1990B	7.500	05-15-11	AA-	190	207,987
New York State Environmental Facilities Corp,
Rev Ref Poll Control (P)	8.587	06-15-11	AAA	2,000	2,482,820
New York State Housing Finance Agency,
Rev Ref State Univ Constr
Ser 1986A	8.000	05-01-11	AAA	1,780	1,934,041
Port Auth of New York & New Jersey,
Rev Ref Spec Proj KIAC Partners
Ser 4 (G)	6.750	10-01-19	BBB-	8,700	8,816,319
Suffolk County Industrial Development Agency,
Rev Ref Jeffersons Ferry Proj	5.000	11-01-28	BBB-	1,000	1,011,190
Triborough Bridge & Tunnel Auth,
Rev Ser 2006A	5.000	11-15-22	AA-	3,545	3,753,021
Westchester Tobacco Asset Securitization Corp,
Rev Asset Backed Bond (Zero to
7-15-09, then 6.950%) (O)	Zero	07-15-09	AAA	2,000	2,207,400

Ohio 0.65%					3,047,396

Cuyahoga, County of,
Rev Ref Cleveland Clinic Hlth Sys
Ser 2003A	5.750	01-01-25	AA-	2,500	2,704,625
Student Loan Funding Corp,
Rev Ref Cincinnati Student Loan
Sub Ser 1991B (G)	8.875	08-01-08	BBB	340	342,771

Oklahoma 0.50%					2,342,540

Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)	7.750	06-01-35	B	2,000	2,342,540

Oregon 1.35%					6,376,102

Clackamas County School District No. 12,
Gen Oblig Unltd Ser 2007B	Zero	06-15-28	AAA	3,130	2,695,431
Salem Hospital Facility Auth,
Rev Salem Hospital Proj Ser 2006A	5.000	08-15-27	A+	2,500	2,559,100
Western Generation Agency,
Rev Wauna Cogeneration Proj
Ser 2006B (G)	5.000	01-01-14	BBB-	1,100	1,121,571

Pennsylvania 2.91%					13,761,510

Allegheny County Hospital Development Auth,
Rev Ref Environmental Imp	5.500	11-01-16	BB+	2,500	2,625,425
Rev Ref Health Sys West PA
Ser 2007A (N)	5.375	11-15-40	BB	1,500	1,525,530
Allegheny County Redevelopment Auth,
Rev Tax Alloc Pittsburgh Mills
Proj (G)	5.600	07-01-23	BB+	1,000	1,044,070
Carbon County Industrial Development Auth,
Rev Reg Resource Recovery Panther
Creek Partners Proj	6.700	05-01-12	BBB-	4,960	5,309,432
Philadelphia Industrial Development Auth,
Rev Commercial Dev Marriot
Hotel (G)	7.750	12-01-17	B+	3,250	3,257,053

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

Puerto Rico 11.65%					55,072,993

Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater (Gtd) (P)	8.022	07-01-11	AAA	6,500	7,500,480
Rev Ref Pars & Inflos (Gtd)	6.000	07-01-11	AAA	200	215,392
Puerto Rico, Commonwealth of,
Rev Pub Impt Ser A (I)(P)	5.000	07-01-18	Aaa	12,655	13,428,474
Rev Inverse Floater (P)	8.082	07-01-11	AAA	14,000	16,220,680
Puerto Rico Highway & Transportation Auth,
Rev Ref Ser 2007N	5.500	07-01-26	BBB+	2,500	2,790,450
Rev Ser PA 114 (K)(P)	7.282	07-01-11	AAA	13,130	14,917,517

Rhode Island 0.22%					1,079,270

Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay
Village Ser 2002A (G)	6.875	05-01-22	BBB-	1,000	1,079,270

South Carolina 0.44%					2,099,780

Dorchester County School District No. 2,
Rev Growth Remedy Oppty Tax Hike	5.250	12-01-29	A	2,000	2,099,780

South Dakota 2.33%					10,990,699

South Dakota Educational Enhancement Funding
Corp,
Rev Tobacco Settlement Asset
Backed Bond Ser 2002B	6.500	06-01-32	BBB	10,000	10,990,699

Tennessee 1.15%					5,433,649

Tennessee Energy Acqusition Corp,
Rev Gas Ser 2006A	5.250	09-01-24	AA-	5,000	5,433,649

Texas 5.38%					25,408,341

Austin, City of,
Rev Ref Combined Util Sys Ser 1998	6.750	11-15-10	AAA	3,125	3,411,312
Bexar County Health Facilities Development
Corp,
Rev Ref Army Retirement Residence
Proj	6.300	07-01-32	BBB	1,000	1,114,450
Brazos Harbor Industrial Development Corp,
Rev Ref Dow Chemical Co Proj	5.000	09-01-29	A-	1,000	1,001,510
Brazos River Auth,
Rev Ref Poll Control Texas
Utilities Co Ser 1999A	7.700	04-01-33	BBB-	1,500	1,687,425
Dallas Area Rapid Transit,
Rev Ref Sr Lien	5.250	12-01-29	AAA	5,000	5,633,899
Harris, County of,
General Obligation Ltd	Zero	08-15-19	AAA	3,000	1,761,540
Ref Note	Zero	08-15-16	AAA	6,000	4,060,799
Houston Independent School District,
Rev Cap Apprec Cesar E Chavez
Ser 1998A	Zero	09-15-16	AAA	900	606,366
Mission Economic Development Corp,
Rev Ref Solid Waste Disp 2007A	5.200	04-01-18	B+	1,000	1,004,120
Port Corpus Christi Industrial Development
Corp,
Rev Citgo Petroleum Corp Proj	8.250	11-01-31	BBB-	2,000	2,045,000
Sabine River Auth,
Rev Ref TXU Energy Co LLC Proj
Ser 2003B	6.150	08-01-22	BBB-	1,000	1,069,820
Rev Ref TXU Energy Co LLC Proj
Ser 2005	5.200	05-01-28	BBB-	2,000	2,012,100

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

Utah 0.44%					2,056,960

Mountain Regional Water Special Service
District,
Rev Spec Assessment Spec Imp Dist
No. 2002-1 (G)	7.000	12-01-18	BBB+	895	909,320
Salt Lake City Hospital,
Rev Ref IHC Hosp Inc Ser 1998A	8.125	05-15-15	AAA	1,000	1,147,640

Virginia 0.55%					2,597,250

Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr
Ser 1998B	Zero	08-15-19	AAA	5,000	2,597,250

Washington 1.63%					7,683,046

Washington Public Power Supply System,
Rev Ref Nuclear Proj No. 1
Ser 1989B	7.125	07-01-16	AA-	1,500	1,841,160
Washington, State of,
Gen Oblig Unltd Ser 1990A	6.750	02-01-15	AA	1,000	1,137,140
Washington Tobacco Settlement Auth,
Rev Asset Backed Bond	6.500	06-01-26	BBB	4,280	4,704,746

West Virginia 0.69%					3,279,485

West Virginia State Hospital Finance Auth,
Rev Preref Charleston Area Med Ctr	6.750	09-01-22	A2	2,400	2,628,647
Rev Unref Bal Charleston Area Med
Ctr	6.750	09-01-22	A2	600	650,838

Wyoming 0.22%					1,054,940

Sweetwater, County of,
Rev Ref Solid Waste Disposal FMC
Corp Proj	5.600	12-01-35	BBB-	1,000	1,054,940

Total investments (Cost $441,136,246) 101.44%					$479,354,356

Other assets and liabilities, net (1.44%)					($6,783,835)

Total net assets 100.00%					$472,570,521

John Hancock
Tax-Free Bond Fund
Footnotes to Schedule of Investments
May 31, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Security forms part of an inverse floater trust.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's bylaws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(N) This security having an aggregate value of $1,525,530 or 0.32% of the Fund's total net assets, has been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when issued commitments. Accordingly, the market value of $1,567,239 of Foothill/Eastern Transportation Corridor Agenecy, 6.000%, 1-1-16 has been segregated to cover the when-issued commitment.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on May 31, 2007.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,381,570 or 1.56% of the Fund's total net assets as of May 31, 2007.

The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

The cost of investments owned on May 31, 2007, including short-term investments, was $441,136,246. Gross unrealized appreciation and depreciation of investments aggregated $40,903,630 and $2,685,520, respectively, resulting in net unrealized appreciation of $38,218,110.

Footnotes to Schedule of Investments - Page 1

John Hancock
Tax-Free Bond Fund
Direct Placement Securities
May 31, 2007 (unaudited)

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	total net assets	May 31, 2007

Puerto Rico Highway & Transportation Auth.
Rev Ser PA 114, 7.282%, 7-1-11	04-02-96	$13,700,899	3.16%	$14,917,517

Direct Placement Securities

Notes to schedule of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 p.m. Eastern time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Inverse floaters

Inverse floating rate notes are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of instrument involve special risks as compared to investments in a fixed rate municipal security. The debt instrument in which the Fund may invest is a tender option bond trust (the trust) which can be established by the Fund, a financial institution, or broker, consisting of underlying municipal obligations with intermediate to long maturities and a fixed interest rate. Other investors in the trust usually consist of money market fund investors receiving weekly floating interest rate payments who have put options with the financial institutions. The Fund may enter into shortfall and forebearance agreements by which a Fund agrees to reimburse the trust, in certain circumstances, for the difference between the liquidation value of the fixed rate municipal security held by the trust and the liquidation value of the floating rate notes. The Fund has the price risk of the underlying municipal obligations at the applicable leverage factor. Certain inverse floating rate securities held by the Fund have been created with bonds purchased by the Fund and subsequently transferred to the trust. These transactions are considered a form of financing for accounting purposes. As a result, the Fund includes the original transferred bond and a corresponding liability equal to the floating rate note issued. In addition, when the original transferred bond value and the floating rate note value are disproportionate, the Fund processes a bond swap transaction for the difference in value. The Fund does not consider the Fund’s investment in inverse floaters borrowing within the meaning of the 1940 Act, as amended. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Moreover, since these securities are in a trust form, a sale may take longer to settle then the standard two days after trade date.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.

520Q3 5/07
7/07

John Hancock
MUTUAL FUNDS

John Hancock High Yield Municipal Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2007

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate (%)	date	rating (A)	($000)	Value
Tax-exempt long-term bonds 104.84%					$101,470,795

(Cost $94,265,042)

California 13.07%					12,651,870

California Pollution Control Financing Auth,
Rev Chemical Waste Mgmt Inc Proj
Ser 2005C	5.125	11-01-23	BBB	1,000	1,024,710
Chula Vista Industrial Development Agency,
Rev San Diego Gas Ser 2005D	5.000	12-01-27	A+	1,000	1,035,550
Foothill/Eastern Transportation Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-36	BBB-	4,000	750,000
Rev Toll Rd Cap Apprec Sr Lien
Ser 1995A	Zero	01-01-18	AAA	7,950	5,062,560
Millbrae, City of,
Rev Magnolia of Milbrae Proj
Ser 1997A (G)	7.375	09-01-27	BB	1,000	1,033,970
San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin
Proj	5.500	08-01-17	AAA	2,500	2,709,900
San Diego County Water Auth,
Rev Ref Cert of Part Inverse
Floater (P)	7.956	04-23-08	AAA	1,000	1,035,180

Colorado 3.26%					3,158,050

Colorado Health Facilities Auth,
Rev Ref Christian Living Cmnty
Proj Ser 2006A (G)	5.750	01-01-26	BB+	1,000	1,047,970
E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-35	BBB-	15,700	2,110,080

Connecticut 1.07%					1,039,850

Connecticut Development Auth,
Rev Ref Poll Control Connecticut
Light & Pwr Ser 1	5.850	09-01-28	BBB-	1,000	1,039,850

Delaware 1.14%					1,099,110

Charter MAC Equity Issuer Trust,
Preferred Tax Exempt Shares
Ser A-4-2 (S)	6.000	04-30-19	A3	1,000	1,099,110

Florida 22.34%					21,625,127

Aberdeen Community Development District,
Rev Spec Assessment (G)	5.500	05-01-36	BB+	1,000	1,011,410
Ave Maria Stewardship Community Development
District,
Rev Cap Improvement Ser 2006A	5.125	05-01-38	BB+	1,000	991,520

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

Bonnet Creek Resort Community Development
District,
Rev Spec Assessment (G)	7.375	05-01-34	BB+	1,055	1,148,167
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,445	1,577,954
Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog
Ser 2000A (G)	7.850	08-15-31	AA	2,000	2,269,660
Rev Student Hsg Cap Projs Ln Prog
Ser 2001G (G)	9.125	10-01-11	BBB	1,280	1,338,726
Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2003A	8.950	10-01-33	AAA	1,000	1,211,510
Crosscreek Community Development District,
Rev Spec Assessment Ser 2007B (G)	5.500	05-01-17	BB-	1,000	1,011,380
Crossings at Fleming Island Community
Development District,
Rev Ref Spec Assessment
Ser 2000C (G)	7.100	05-01-30	BBB-	1,000	1,062,140
Grand Haven Community Development District,
Rev Spec Assessment Ser 1997B (G)	6.900	05-01-19	BBB-	795	796,145
Miami Beach Health Facilities Auth,
Rev Ref Hosp Mt Sinai Medical Ctr
Ser 2001A	6.125	11-15-11	BB+	915	970,239
Midtown Miami Community Development District,
Rev Spec Assessment Ser 2004A (G)	6.000	05-01-24	BB	2,000	2,142,180
Orlando Urban Community Development District,
Rev Spec Assessment Cap Imp (G)	6.000	05-01-20	BB+	750	800,018
Poinciana Community Development District,
Rev Spec Assessment Ser 2000A (G)	7.125	05-01-31	BB+	500	523,615
South Kendall Community Development District,
Rev Spec Assessment Ser 2000A (G)	5.900	05-01-35	BBB-	975	1,025,885
Split Pine Community Development District
Rev Spec Assessment Ser A (G)	5.250	05-01-39	BB	2,000	1,977,300
Waterchase Community Development District,
Rev Cap Imp Ser 2001A (G)	6.700	05-01-32	AA	680	740,568
Winter Garden Village Community Development
District,
Rev Spec Assessment (G)	5.650	05-01-37	BB+	1,000	1,026,710

Georgia 12.49%					12,090,115

Atlanta, City of,
Rev Tax Alloc Eastside Proj
Ser 2005B (G)	5.600	01-01-30	BB+	1,500	1,551,315
Rev Wtr & Waste Wtr (I)(K)(P)	5.000	11-01-19	AAA	10,000	10,538,800

Illinois 2.93%					2,837,155

Chicago, City of,
Gen Oblig Tax Alloc Jr Pilsen
Redev Ser 2004B (G)	6.750	06-01-22	BBB+	2,000	2,174,580
Illinois Development Finance Auth,
Rev Reg Landing at Plymouth Place
Proj Ser 2005A (G)	6.000	05-15-37	BB	625	662,575

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

Indiana 0.77%					744,404

St. Joseph, County of,
Rev Econ Dev Holy Cross Village
Notre Dame Proj Ser 2006A (G)	6.000	05-15-26	BB+	230	244,048
Rev Econ Dev Holy Cross Village
Notre Dame Proj Ser 2006A (G)	6.000	05-15-38	BB+	475	500,356

Iowa 1.32%					1,274,008

Iowa Finance Auth,
Rev Ref Hlth Care Facil Care
Initiatives Proj	9.250	07-01-25	AAA	195	234,948
Rev Ref Hlth Facil Care
Initiatives Proj Ser 2006 A	5.500	07-01-25	BBB-	1,000	1,039,060

Maryland 2.10%					2,031,230

Prince Georges, County of,
Rev Spec Tax Dist Victoria Falls
Proj (G)	5.250	07-01-35	BB+	1,000	1,013,450
Spec Oblig National Harbor Proj (G)	5.200	07-01-34	BBB	1,000	1,017,780

Massachusetts 8.21%					7,946,420

Massachusetts Development Finance Agency,
Rev Mass College of Pharmacy &
Allied Hlth Science	5.750	07-01-33	BBB+	1,000	1,072,910
Rev Resource Recovery Ogden
Haverhill Proj Ser 1998	5.500	12-01-19	BBB	1,700	1,756,933
Massachusetts Health & Educational Facilities
Auth,
Rev Civic Investments Inc
Ser 2002B (G)	9.200	12-15-31	BB	2,500	3,087,150
Rev Jordan Hosp Ser 2003E	6.750	10-01-33	BBB-	1,000	1,094,480
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton
Group Properties	8.000	09-01-27	AAA	900	934,947

Mississippi 1.53%					1,476,945

Mississippi Business Finance Corp,
Rev Northrop Grumman Ship Sys	4.550	12-01-28	BBB+	1,500	1,476,945

New Jersey 4.60%					4,449,520

New Jersey Health Care Facilities Financing
Auth,
Rev Care Institute Inc Cherry Hill
Proj (G)	8.000	07-01-27	B-	1,250	1,273,000
Rev Ref St Peters Univ Hosp
Ser 2000A	6.875	07-01-30	BBB	1,000	1,078,060
New Jersey Tobacco Settlement Financing Corp,
Rev Asset Backed Bond	6.250	06-01-43	AAA	1,000	1,123,510
Rev Bond Ser 20071A	5.000	06-01-41	BBB	1,000	974,950

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

New York 3.78%					3,661,580

New York City Industrial Development Agency,
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250	03-01-15	BB+	1,500	1,583,115
Rev Spec Facil Rev British Airways
Plc Proj	5.250	12-01-32	BB-	1,000	992,910
New York Liberty Development Corp,
Rev National Sports Museum Proj
Ser 2006A (G)	6.125	02-15-19	BB-	500	523,135
Port Auth of New York & New Jersey,
Rev Ref Spec Proj KIAC Partners
Ser 4 (G)	6.750	10-01-19	BBB-	555	562,420

Oklahoma 1.21%					1,171,270

Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)	7.750	06-01-35	B	1,000	1,171,270

Oregon 2.75%					2,659,369

Salem Hospital Facility Auth,
Rev Salem Hospital Proj Ser 2006A	5.000	08-15-27	A+	1,000	1,023,640
Western Generation Agency,
Rev Wauna Cogeneration Proj
Ser 2006B (G)	5.000	01-01-14	BBB-	1,105	1,126,669
Rev Wauna Cogeneration Proj
Ser 2006B (G)	5.000	01-01-16	BBB-	500	509,060

Pennsylvania 1.05%					1,017,020

Allegheny County Hospital Development Auth,
Rev Ref Health Sys West PA
Ser 2007A (N)	5.375	11-15-40	BB	1,000	1,017,020

Puerto Rico 3.68%					3,561,120

Puerto Rico, Commonwealth of,
Rev Pub Impt Ser A (I)(P)	5.000	07-01-18	Aaa	3,345	3,561,120

Rhode Island 0.50%					480,275

Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay
Village Ser 2002A (G)	6.875	05-01-22	BBB-	445	480,275

South Carolina 1.07%					1,036,700

Lancaster, County of,
Rev Assessment Edenmoor Imp Dist
Ser 2006A (G)	5.750	12-01-37	BB	1,000	1,036,700

Tennessee 1.19%					1,149,920

Johnson City Health & Educational Facilities
Board,
Rev Ref Hosp 1st Mtg Mtn States
Hlth Ser 2000A	7.500	07-01-33	BBB+	1,000	1,149,920

John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

Texas 5.91%					5,716,447

Bexar County Health Facilities Development Corp,
Rev Ref Army Retirement Residence
Proj	6.300	07-01-32	BBB	150	167,168
Brazos River Auth,
Rev Ref Poll Control Texas
Utilities Co Ser 1999A	7.700	04-01-33	BBB-	1,000	1,124,950
Brazos River Harbor Navigation District,
Rev Ref Dow Chemical Co Proj
Ser 2002A-3	5.125	05-15-33	A-	1,000	1,006,640
Gulf Coast Industrial Development Auth,
Rev Solid Waste Disposal Citgo
Petroleum Proj	8.000	04-01-28	Baa3	2,100	2,383,899
Metro Health Facilities Development Corp,
Rev Wilson N Jones Mem Hosp Proj	7.250	01-01-31	B1	1,000	1,033,790

Virginia 7.24%					7,010,550

Henrico County Economic Development Auth,
Rev Ref Mtg Westminster Canterbury	5.000	10-01-35	BBB-	1,000	1,004,150
Peninsula Ports Auth,
Rev Ref Baptist Homes Res Care
Facility Ser 2006C (G)	5.375	12-01-26	BB	1,000	1,032,670
Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr Ser 1998B	Zero	08-15-19	AAA	5,000	2,597,250
Rev Toll Rd Cap Apprec Sr Ser 1998B	Zero	08-15-30	AAA	5,000	1,355,450
Suffolk Industrial Development Auth,
Rev Ref First Mortgage Lake Prince
Ctr (G)	5.300	09-01-31	BB+	1,000	1,021,030

Washington 1.09%					1,055,270

Washington Tobacco Settlement Auth,
Rev Asset Backed Bond	6.500	06-01-26	BBB	960	1,055,270

Wyoming 0.54%					527,470

Sweetwater, County of,
Rev Ref Solid Waste Disposal FMC
Corp Proj	5.600	12-01-35	BBB-	500	527,470

Total investments (Cost $94,265,042)	104.83%				$101,470,795

Other assets and liabilities, net (4.83%)					($4,677,375)

Total net assets 100.00%					$96,793,420

John Hancock
High Yield Municipal Bond Fund
Footnotes to Schedule of Investments
May 31, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's bylaws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(N) This security having an aggregate value of $1,017,020 or 1.05% of the Fund's total net assets, has been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when issued commitments. Accordingly, the market value of $1,059,761 of Atlanta Georgia Water & Wastewater, 5.000%, 11-01-19 has been segregated to cover the when-issued commitments.

(P) Represents rate in effect on May 31, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,099,110 or 1.14% of the Fund's net assets as of May 31, 2007.

The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

The cost of investments owned on May 31, 2007, including short-term investments, was $94,265,042. Gross unrealized appreciation and depreciation of investments aggregated $7,334,473 and $128,720, respectively, resulting in net unrealized appreciation of $7,205,753.

Footnotes to Schedule of Investments - Page 1

John Hancock
High Yield Municipal Bond Fund
Direct Placement Securities
May 31, 2007 (unaudited)

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	total net assets	May 31, 2007

Atlanta, City of,
Rev Wtr & Waste Wtr, 5.000%, 11-1-19	09-15-04	$10,720,900	10.89%	$10,538,800

Direct Placement Securities

Notes to schedule of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 p.m. Eastern time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Inverse floaters

Inverse floating rate notes are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of instrument involve special risks as compared to investments in a fixed rate municipal security. The debt instrument in which the Fund may invest is a tender option bond trust (the trust) which can be established by the Fund, a financial institution, or broker, consisting of underlying municipal obligations with intermediate to long maturities and a fixed interest rate. Other investors in the trust usually consist of money market fund investors receiving weekly floating interest rate payments who have put options with the financial institutions. The Fund may enter into shortfall and forebearance agreements by which a Fund agrees to reimburse the trust, in certain circumstances, for the difference between the liquidation value of the fixed rate municipal security held by the trust and the liquidation value of the floating rate notes. The Fund has the price risk of the underlying municipal obligations at the applicable leverage factor. Certain inverse floating rate securities held by the Fund have been created with bonds purchased by the Fund and subsequently transferred to the trust. These transactions are considered a form of financing for accounting purposes. As a result, the Fund includes the original transferred bond and a corresponding liability equal to the floating rate note issued. In addition, when the original transferred bond value and the floating rate note value are disproportionate, the Fund processes a bond swap transaction for the difference in value. The Fund does not consider the Fund’s investment in inverse floaters borrowing within the meaning of the 1940 Act, as amended. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Moreover, since these securities are in a trust form, a sale may take longer to settle then the standard two days after trade date.

For more information

Trustees

Ronald R. Dion, *Chairman*

James R. Boyle†

James F. Carlin

William H. Cunningham

Charles L. Ladner*

Dr. John A. Moore*

Patti McGill Peterson*

Steven R. Pruchansky

† Non-Independent Trustee

* Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.

590Q3 5/07
7/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: July 23, 2007

By: /s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date: July 23, 2007